Note 39	12 Months Ended
Dec. 31, 2024
Share of profit or loss of entities accounted for using the equity method [Abstract]
Disclosure of share of profit or loss of entities accounted for using the equity method [Text Block]	Share of profit or loss of entities accounted for using the equity method
Results from “Share of profit or loss of entities accounted for using the equity method” resulted in a positive impact of €40 million for the year ended December 31, 2024, compared with the positive impact of €26 million and the positive impact of €21 million recorded for the years ended December 31, 2023 and 2022, respectively.